Consolidated Statements of Stockholders' Equity - FY - USD ($) $ in Thousands	Common Stock [Member]	Common Stock [Member] Class A Common Stock [Member]	Common Stock [Member] Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings (Deficit) [Member]	Total	Class A Common Stock [Member]	Class B Common Stock [Member]
Balance at Dec. 31, 2012				$ 79,968	$ 5,408	$ (17,943)	$ 67,434	$ 1	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares repurchased				(107)	0	0	(107)	0
Restricted stock grants				55	0	0	55	0	0
Other comprehensive income (loss), net of tax				0	(3,115)	0	(3,115)	0	0
Net income				0	0	12,267	12,267	0	0
Balance at Dec. 31, 2013				79,916	2,293	(5,676)	76,534	1	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued				100	0	0	100	0
Restricted stock grants				58	0	0	58	0	0
Other comprehensive income (loss), net of tax				0	2,921	0	2,921	0	0
Net income				0	0	12,973	12,973	0	0
Balance at Dec. 31, 2014	$ 0	$ 1	$ 0	80,074	5,214	7,297	92,586	1	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss), net of tax	0	0	0	0	(1,095)	0	(1,095)
Net income	0	0	0	0	0	17,669	17,669
Balance at Sep. 30, 2015	0	1	0	80,134	4,119	24,966	109,220
Balance at Dec. 31, 2014	0	1	0	80,074	5,214	7,297	92,586	1	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued				90	0	0	90	0
Restricted stock grants				65	0	0	65	0	0
Other comprehensive income (loss), net of tax				0	(1,563)	0	(1,563)	0	0
Net income				0	0	22,273	22,273	0	0
Balance at Dec. 31, 2015	0	1	0	80,229	3,651	29,570	113,451	$ 1	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued	50	0	0	72,791	0	0	72,841
Other comprehensive income (loss), net of tax	0	0	0	0	5,016	0	5,016
Net income	0	0	0	0	0	19,296	19,296
Balance at Sep. 30, 2016	$ 210	$ 0	$ 0	$ 153,189	$ 8,667	$ 47,818	$ 209,884